Segment Information (Schedule of Revenue by Geographic Region) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
SEGMENT INFORMATION [ABSTRACT]
Europe	$ 29,658	$ 24,436	$ 26,067
Asia	151,608	147,642	99,442
North America	15,608	7,218	9,716
Australia	8,201	7,657	8,006
Total	$ 205,435	$ 186,953	$ 143,231